Putnam Short-Term Municipal Income Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Short-Term Municipal Income Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.

Example
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Short-Term Municipal Income Fund | Class A | USD ($)	285	633	1,005	2,049

Average annual total returns after sales charges (for periods ended 12/31/17)
Average Annual Total Returns - Putnam Short-Term Municipal Income Fund - Class A	1 Year	Since Inception	Inception Date
Class A before taxes	(0.93%)	none	Mar. 18, 2013
Class A | after taxes on distributions	(0.94%)	none	Mar. 18, 2013
Class A | after taxes on distributions and sale of fund shares	(0.12%)	0.14%	Mar. 18, 2013